UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
2/29/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized

MUNICIPAL BONDS AND NOTES (99.6%)(a)
		Principal
	Rating(RAT)	amount	Value

Arizona (0.7%)
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/32	Aa3	$870,000	$716,184

California (0.1%)
Golden State Tobacco Securitization Corp. Rev. Bonds,
Ser. A-1, 5s, 6/1/33	BBB	100,000	83,010

Minnesota (96.0%)
Anoka Cnty. , G. O. Bonds, Ser. A, 5s, 2/1/24	Aa2	620,000	613,273
Becker, Poll. Control Rev. Bonds (Northern States
Pwr. ), Ser. A, 8 1/2s, 3/1/19	A2	1,000,000	1,159,510
Big Lake, G. O. Bonds (Indpt. School Dist. No. 728),
Ser. C, FSA, 5s, 2/1/21	Aaa	1,560,000	1,580,108
Brainerd, G. O. Bonds (Indpt. School Dist. No. 181),
Ser. A, FGIC, 5s, 2/1/20	Aa2	1,000,000	1,017,340
Breckenridge, Rev. Bonds (Catholic Hlth. Initiatives),
Ser. A, 5s, 5/1/30	Aa2	1,000,000	916,920
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A-	1,000,000	944,490
Dakota Cnty. , Cmnty. Dev. Agcy. Governmental Hsg. Dev.
G. O. Bonds (Sr. Hsg. Fac.), 5s, 1/1/21	Aaa	1,000,000	1,013,810
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	75,000	68,738
East Grand Forks, Poll. Rev. Bonds (American Crystal
Sugar), Ser. A, 6s, 4/1/18	BBB+	750,000	766,163
Elk River, G. O. Bonds (Indpt. School Dist. No. 728),
Ser. A, MBIA, 5s, 2/1/19 (Prerefunded)	Aaa	1,000,000	1,052,380
Farmington, G. O. Bonds (Indpt. School Dist. No. 192),
Ser. B, FSA, 5s, 2/1/19	Aaa	1,080,000	1,119,900
Hennepin Cnty. , G. O. Bonds, Ser. A, 5 1/8s, 12/1/19	Aaa	1,440,000	1,449,706
Hennepin Cnty. , Sales Tax Rev. Bonds, 4 3/4s, 12/15/29	AAA	1,000,000	952,950
Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade
Corp.), 5.65s, 12/1/22	BB-	350,000	319,851
Itasca Cnty. , G. O. Bonds (Indpt. School Dist. No.
318), FSA, 5s, 2/1/15	Aaa	2,610,000	2,728,390
Lakeville, G. O. Bonds (Indpt. School Dist. No. 194),
Ser. A, FGIC, 5 1/2s, 2/1/24 (Prerefunded)	Aa2	2,000,000	2,171,280
Maple Grove, G. O. Bonds, Ser. A, 5s, 2/1/22	Aa1	2,575,000	2,608,115
Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove
Hosp. Corp.)
5 1/4s, 5/1/37	A3	1,000,000	890,370
5s, 5/1/13	A3	1,000,000	1,029,670
Martin Cnty. , Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn. ), 6 5/8s, 9/1/22	BBB-/P	1,250,000	1,274,250
Medford, G. O. Bonds (Indpt. School Dist. No. 763),
Ser. A, FSA, 5 1/2s, 2/1/31 (Prerefunded)	Aaa	1,550,000	1,652,548
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. B, FGIC, 5 1/4s, 1/1/19	AA-	1,870,000	1,887,896
Ser. A, MBIA, 5s, 1/1/28	Aaa	1,160,000	1,109,308
Ser. A, MBIA, 5s, 1/1/21	Aaa	1,500,000	1,505,625
Minneapolis, G. O. Bonds
(Sports Arena), 5.2s, 10/1/24 (SEG)	AAA	2,000,000	2,000,700
Ser. B, 5 1/8s, 12/1/24	AAA	975,000	981,932
Ser. B, 5 1/8s, 12/1/24 (Prerefunded)	AAA	525,000	548,105
Ser. E, 5s, 3/1/26	AAA	2,175,000	2,177,480
5s, 12/1/18	AAA	1,200,000	1,227,012
Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev.
Bonds, Ser. G-3, U. S. Govt. Coll. , 5.45s, 12/1/31
(Prerefunded)	A+	1,705,000	1,844,094
Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA
Coll. , 5 3/4s, 10/20/42	Aaa	700,000	700,560
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 6 5/8s,
8/1/25	A3	795,000	832,834
(Hlth. Care Syst.), Ser. A, MBIA, 5 1/2s, 11/15/17	Aaa	610,000	623,853
(Hlth. Care - Benedictine Hlth. ), Ser. A, MBIA,
5 1/4s, 2/15/14	Aaa	1,400,000	1,455,230
(Hlth. Care - Benedictine Hlth. ), Ser. A, MBIA, 5s,
2/15/23	Aaa	500,000	502,155
MN State G. O. Bonds
5s, 8/1/24	AAA	1,500,000	1,504,815
5s, 11/1/19	AAA	1,500,000	1,527,510
MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 4-P, U. S. Govt. Coll. , 5.4s,
4/1/23 (Prerefunded)	A2	580,000	581,253

(The College of St. Catherine), Ser. 5-N1, 5 3/8s,
10/1/32	Baa1	500,000	464,310
(U. of St. Thomas), Ser. 5-N1, 5 1/4s, 10/1/34	A2	1,000,000	961,210
(St. John's U.), Ser. 5-I, 5 1/4s, 10/1/26
(Prerefunded)	A2	500,000	535,725
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa2	250,000	230,520
(U. of St. Thomas), Ser. 6-I, 5s, 4/1/23	A2	500,000	486,565
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A2	1,000,000	1,005,500
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	501,600
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,613,526
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.)
Ser. M, 5 3/4s, 1/1/37	Aa1	1,950,000	2,022,404
Ser. D, 5 1/2s, 1/1/38	Aa1	1,000,000	1,037,240
Ser. H, 5s, 1/1/36	Aa1	815,000	825,611
Ser. B, 5s, 7/1/34	Aa1	385,000	389,393
Ser. H, 4 3/8s, 1/1/14	Aa1	380,000	373,396
Ser. F, 4.1s, 1/1/26	Aa1	1,465,000	1,463,872
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5 1/4s,
10/1/27	A3	1,000,000	984,340
Monticello-Big Lake Cmnty. , Hosp. Dist. Gross Rev.
Bonds (Hlth. Care Fac. ), Ser. A, 5 3/4s, 12/1/19	BBB/P	1,000,000	988,980
Morris, G. O. Bonds (Indpt. School Dist. No. 769),
MBIA, 5s, 2/1/17 (Prerefunded)	Aaa	1,150,000	1,225,498
Mounds View, G. O. Bonds (Indpt. School Dist. No. 621),
Ser. A, 5 3/8s, 2/1/20 (Prerefunded)	Aa2	1,250,000	1,327,325
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	315,000	287,875
Northfield, Hosp. Rev. Bonds
Ser. C, 6s, 11/1/31 (Prerefunded)	BBB-	1,000,000	1,096,910
5 1/4s, 11/1/21	BBB-	500,000	480,645
Olmsted Cnty. , Hlth. Care Fac. Rev. Bonds (Olmsted
Med. Ctr.), 5.55s, 7/1/19	BB+/P	800,000	788,704
Osseo, G. O. Bonds (Indpt. School Dist. No. 279), Ser.
A, 5 1/4s, 2/1/21 (Prerefunded)	Aa2	2,000,000	2,108,860
Ramsey Cnty. , Hsg. & Redev. Auth. Multi-Fam. Rev.
Bonds (Hanover Townhouses), 6s, 7/1/31	Aa1	1,150,000	1,158,890
Robbinsdale, G. O. Bonds (Indpt. School Dist. No. 281),
5 5/8s, 2/1/21 (Prerefunded)	Aa2	2,000,000	2,052,840
Rochester, Elec. Util. Rev. Bonds, 5 1/4s, 12/1/30
(Prerefunded)	Aa2	1,500,000	1,592,910
Roseville, G. O. Bonds (Indpt. School Dist. No. 623),
Ser. A, FSA, 5s, 2/1/25	Aaa	2,000,000	2,004,200
Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	400,000	340,288
Sauk Rapids, G. O. Bonds (Indpt. School Dist. No. 047),
Ser. B, FSA, zero %, 2/1/11	Aaa	2,540,000	2,299,691
Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A,
MBIA, zero %, 1/1/24	Aaa	2,000,000	819,400
Spring Lake Pk. , G. O. Bonds (Indpt. School Dist No.
016), Ser. A, FSA, 5s, 2/1/29	Aaa	1,000,000	980,890
St. Cloud, Hlth. Care Rev. Bonds (St. Cloud Hosp.
Oblig. Group), Ser. A, FSA, 6 1/4s, 5/1/17	Aaa	1,500,000	1,603,290
St. Louis Park, Hlth. Care Fac. FRB (Nicollet Hlth.
Svcs. ), Ser. A1, AMBAC, 5 1/4s, 7/1/23	Aaa	1,925,000	1,925,000
St. Paul, Rev. Bonds (Allina Hlth. Syst.), Ser. A,
MBIA, 5s, 11/15/19	Aaa	1,000,000	1,015,290
St. Paul, Hsg. & Redev. Auth. Rev. Bonds (Rossy &
Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	465,597
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (Regions Hosp.), 5.3s, 5/15/28	Baa1	1,515,000	1,410,101
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), Ser. B, 5.85s, 11/1/17	Baa3	750,000	753,563
St. Paul, Port Auth. Rev. Bonds (Brownfields Redev. ),
Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,165,757
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	750,000	588,923
Todd Morrison Cass & Wadena Cntys. , Hosp. Dist. G. O.
Bonds (Hlth. Care Fac. Lakewood), 5s, 12/1/34	Baa2	750,000	654,248
U. of MN Rev. Bonds, Ser. A
5 3/4s, 7/1/17 (Prerefunded)	Aaa	2,160,000	2,439,050
5 1/2s, 7/1/21 (Prerefunded)	Aaa	1,000,000	1,084,270
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AMBAC,
5 1/2s, 1/1/16	Aaa	565,000	585,690
Winona, Hlth. Care Fac. Rev. Bonds
Ser. A, 6s, 7/1/34	BBB	250,000	251,018
(Winona Hlth. Oblig. Group), 5s, 7/1/16	BBB	425,000	429,875
(Winona Hlth. Oblig. Group), 5s, 7/1/15	BBB	450,000	457,137
(Winona Hlth. Oblig. Group), 5s, 7/1/14	BBB	425,000	432,807
			94,050,858

New Jersey (0.1%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	150,000	127,167

Ohio (1.7%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2, 5 3/4s, 6/1/34	BBB	1,800,000	1,645,614

Puerto Rico (0.1%)
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, FGIC, zero %, 8/1/41	A1	1,000,000	132,620

Wisconsin (0.9%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds

7s, 6/1/28	BBB	500,000	518,220
6 3/8s, 6/1/32	BBB	285,000	289,874

			808,094

TOTAL INVESTMENTS

Total investments (cost $97,629,431) (b)			$97,563,547

FUTURES CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U. S. Treasury Note 10 yr (Long)	28	$3,283,875	Jun-08	$68,719

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

			Payments	Payments
Swap counterparty /		Termination	made by	received by	Unrealized
Notional amount		date	fund per annum	fund per annum	depreciation

Goldman Sachs International
$800,000	(E)	5/15/28	USD-SIFMA Municipal Swap
			Index	3.664%	$(20,280)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	depreciation

Citibank, N. A.
$1,366,667	(F)	5/19/08	-	4.121% minus	$(186,636)
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

1,366,667	(F)	5/15/08	-	4.121% minus	(186,636)
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

1,366,667	(F)	5/14/08	-	4.121% minus	(186,636)
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

Lehman Brothers Special Financing, Inc.
1,500,000	(F)	4/15/08	-	4.09% minus	(224,220)
				Municipal Market
				Data Index AAA
				municipal yields
				10 Year rate

Total					$(784,128)

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $97,975,346.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 29, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 29, 2008. Securities rated by Putnam are indicated by "/P." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $97,629,431, resulting in gross unrealized appreciation and depreciation of $2,372,320 and $2,438,204, respectively, or net unrealized depreciation of $65,884.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 29, 2008.

At February 29, 2008, liquid assets totaling $4,068,003 have been designated as collateral for open swap contracts and futures contracts.

The rates shown on FRB are the current interest rates at February 29, 2008.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

Local government	33.8%
Health care	20.4
Education	10.1

The fund had the following insurance concentration greater than 10% at February 29, 2008 (as a percentage of net assets):

FSA	14.3%

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2008